SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2016
Schedule of Stock Option Activity [Table Text Block]
				Weighted
		Weighted		average
		average	Weighted	remaining
	Number of	exercise	average fair	contractual
	options	price ($Cdn)	value ($Cdn)	life (in years)
Closing Balance, January 1, 2014	1,425,000	0.90	0.89	2.13
Granted	1,680,000	0.15	0.06
Forfeited	(675,000)	0.75	0.92
Closing Balance, December 31, 2014	2,430,000	0.42	0.31	3.40
Expired	(300,000)	0.75	1.30
Closing Balance, December 31, 2015	2,130,000	0.38	0.17	2.85
Expired	(100,000)
Forfeited	(780,000)	0.63	0.27
Closing Balance, December 31, 2016	1,250,000	0.15	0.06	2.64

December 31, 2016
Vested	1,250,000	0.15	0.06	2.64
Unvested	-	-	-	-

December 31, 2015
Vested	1,722,500	0.43	0.19	2.72
Unvested	407,500	0.15	0.06	3.39

Schedule of Share Purchase Warrants [Table Text Block]
	Number of			Remaining
	shares	$ U.S. Exercice	Exercise period	contractual life
Issue Date	issuable	price	(months)	(months)
May 6, 2015 (1)	7,500,000	$0.083	24	4

Schedule of Derivative Financial Instruments Activity [Table Text Block]
				Fair Value at		Fair Value at		Fair Value at
	Number of	Fair value on	(Gain)/loss on	December 31,	(Gain)/loss on	December 31,	(Gain)/loss on	December 31,
Issue date	warrants	issuance	derivatives	2014	derivatives	2015	derivatives	2016
January 29, 2014	7,500,000	$381,334	(25,759)	$355,575	(355,575)	$-	-	$-
February 20, 2014	1,000,000	$53,790	(15,172)	$38,618	(38,618)	$-	-	$-
August 27, 2014	1,500,000 [1]	$74,313	15,033	$89,345	(88,001)	$1,344	(1,344)	$-
October 03, 2014	2,500,000	$132,804	(106,297)	$26,507	(26,507)	$-	-	$-
May 06, 2015	7,500,000	$256,680	-	$-	(247,161)	$9,519	(9,519)	$-
	11,500,000	463,797	(132,195)	510,045	(755,862)	10,863	(10,863)	-